CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents	Breakdown of cash and cash equivalents

	December, 31
Description	2025	2024

Cash	196,061	167,998
Cash equivalents:
Bank Deposit Certificate – CDB	3,625	698,979
Repurchase agreements	333,223	294,470
Automatic application - DIP (a)	213,287	—
Time Deposit (a)	245,448	48,554
Others	—	8
	991,644	1,210,009

(a)Investment in U.S. dollar.